FINANCIAL RISK MANAGEMENT - Schedule of financial instruments which are not recorded at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 03, 2022	Dec. 31, 2021
Financial Risk Management [Line Items]
Total cash and cash equivalents	$ 1,957,788	$ 1,714,761	$ 1,216,675	$ 1,100,000	$ 1,046,835
Cash on hand	1,885	2,019
Bank balance	664,173	552,187
Overnight	103,761	75,236
Other financial assets	67,295	174,819
Other financial assets	203,661	185,264
Trade debtors, other accounts receivable and Current accounts receivable	1,163,707	1,385,910
Accounts receivable from entities related, current	1,132,923	1,185,792
Other financial assets	53,772	34,485
Other current financial liabilities	635,213	596,063
Accounts payable for trade and other accounts payable, current	2,133,572	1,765,279
Other financial liabilities, non current	6,515,238	6,341,669
Accounts payable, non current	491,762	418,587
Book value
Financial Risk Management [Line Items]
Total cash and cash equivalents	1,880,475	1,625,055
Cash on hand	1,885	2,019
Bank balance	664,173	552,187
Overnight	103,761	75,236
Time deposits	1,110,656	995,613
Other financial assets	51,730	152,683
Other financial assets	51,730	152,683
Trade debtors, other accounts receivable and Current accounts receivable	1,163,707	1,385,910
Accounts receivable from entities related, current	25	28
Other financial assets	53,772	34,485
Accounts receivable, non-current	12,342	12,949
Other current financial liabilities	635,213	594,519
Accounts payable for trade and other accounts payable, current	2,133,572	1,765,279
Accounts payable to entities related, current	12,875	7,444
Other financial liabilities, non current	6,515,238	6,341,669
Accounts payable, non current	491,762	418,587
Fair value
Financial Risk Management [Line Items]
Total cash and cash equivalents	1,880,475	1,625,055
Cash on hand	1,885	2,019
Bank balance	664,173	552,187
Overnight	103,761	75,236
Time deposits	1,110,656	995,613
Other financial assets	51,730	152,683
Other financial assets	51,730	152,683
Trade debtors, other accounts receivable and Current accounts receivable	1,163,707	1,385,910
Accounts receivable from entities related, current	25	28
Other financial assets	53,772	34,485
Accounts receivable, non-current	12,342	12,949
Other current financial liabilities	837,181	867,791
Accounts payable for trade and other accounts payable, current	2,133,572	1,765,279
Accounts payable to entities related, current	12,875	7,444
Other financial liabilities, non current	6,361,620	6,174,294
Accounts payable, non current	$ 491,762	$ 418,587